Fair Value Measurements - Schedule of company's assets fair value (Q3) (Details)	Sep. 30, 2021 USD ($)
Assets:
Marketable Securities held in Trust Account	$ 345,030,985
Liabilities:
Forward purchase agreement liabilities	(8,991,000)
Warrant liabilities	(14,180,333)
Total	321,859,652
Quoted Prices In Active Markets (Level 1) [Member]
Assets:
Marketable Securities held in Trust Account	345,030,985
Liabilities:
Forward purchase agreement liabilities	0
Warrant liabilities	(9,315,000)
Total	335,715,985
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Marketable Securities held in Trust Account	0
Liabilities:
Forward purchase agreement liabilities	0
Warrant liabilities	0
Total	0
Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
Marketable Securities held in Trust Account	0
Liabilities:
Forward purchase agreement liabilities	(8,991,000)
Warrant liabilities	(4,865,333)
Total	$ (13,856,333)